FINANCIAL INSTRUMENTS FAIR VALUE DISCLOSURES (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($) shares
Financial Instruments Fair Value Disclosures Details Narrative Abstract
Level II liability	$ 931,000
Convertible debt	1,070,000
Accrued interest	$ 13,064
Common shares issued upon convertible debt | shares	2,030,872